Offsets	Jun. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NVIDIA Corp
Form or Filing Type	S-3
File Number	333-270119
Initial Filing Date	Feb. 28, 2023
Fee Offset Claimed	$ 1,102,000.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,000,000,000.00
Termination / Withdrawal Statement	The Company previously filed its Registration Statement on Form S-3 (File No. 333-270119) (the "Prior Registration Statement") relating to the offer and sale up to an aggregate of $10,000,000,000.00 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $1,102,000.00 was paid. The Company withdrew the Prior Registration Statement and terminated the offering thereunder when it filed the Registration Statement on Form S-3 (File No. 333-287619), leaving $1,102,000.00 in previously paid fee available for future offset. In accordance with Rule 457(p) under the Securities Act of 1933, the Company is using the previously paid but unused filing fee of $1,102,000.00 to offset the filing fee due for this offering. The remaining balance of the filing fee, $2,345,546.35, is being paid in connection with this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NVIDIA Corp
Form or Filing Type	S-3
File Number	333-270119
Filing Date	Feb. 28, 2023
Fee Paid with Fee Offset Source	$ 1,102,000.00
Offset Note	See Note 1.